CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents		¥ 3,191,889	¥ 2,686,659	¥ 2,354,639
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash		421	473	229
Total cash, cash equivalent, restricted cash and restricted cash equivalents	[1]	¥ 3,192,310	¥ 2,687,132	¥ 2,354,868

[1]	In accordance with ASU 2016-18 “Restricted Cash” which Nomura adopted on April 1, 2018, certain reclassification of amounts previously reported as cash, cash equivalents, restricted cash and restricted cash equivalents for the years ended March 31, 2018 have been made to conform to the current year presentation.